Cover	Jun. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2024
Entity File Number	000-56254
Entity Registrant Name	Lowell Farms Inc.
Entity Central Index Key	0001838128
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	19 Quail Run Circle – Suite B
Entity Address, City or Town	Salinas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93907
City Area Code	831
Local Phone Number	998-8214
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false